Foreign Exchange (Gain) Loss, Net	9 Months Ended
Sep. 30, 2021
Foreign Exchange Gains Losses [Abstract]
Foreign Exchange (Gain) Loss, Net

7. FOREIGN EXCHANGE (GAIN) LOSS, NET

	Three Months Ended		Nine Months Ended
For the periods ended September 30,	2021	2020	2021	2020
Unrealized Foreign Exchange (Gain) Loss on Translation of:
U.S. Dollar Debt Issued From Canada	148	(152)	(132)	164
Other	(37)	12	(88)	65
Unrealized Foreign Exchange (Gain) Loss	111	(140)	(220)	229
Realized Foreign Exchange (Gain) Loss	85	(19)	127	(61)
	196	(159)	(93)	168